Other payables and accrued expense (Tables)	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
2024
USD

Other payable	4,303
Accrued expense	2,000

6,303

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
	2024	2023
	USD	USD

Other payables	719,711	122,270
Accruals	129,740	36,962
Deposit received	106,612	112,558

	956,063	271,790

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
2024
USD

Other payable	4,441
Accruals	2,000

6,441